ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of our accounts payable and accrued liabilities as of the dates presented:

	September 30,	December 31,
	2023	2022
Accounts payable	$1,415,034	$427,553
Credit cards	83,662	50,302
Accrued liabilities	1,410,414	554,076
	$2,909,110	$1,031,931

NOTE 6: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2022	2021

Accounts payable	$427,553	$75,628
Credit cards	50,302	28,492
Accrued dividend - preferred stock	-	6,849
Accrued liabilities	554,076	4,704
Balance, end of year	$1,031,931	$115,673